Investment in Associates and Joint Ventures (Details) - USD ($) $ in Thousands							12 Months Ended
	Sep. 26, 2024	Mar. 11, 2024	Nov. 25, 2023	Feb. 17, 2023	Mar. 31, 2022	Mar. 10, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment in Associates [Line Items]
Initial investment amount						$ 700
Cash consideration	$ 700
Purchaser remaining ownership	73.00%
Purchaser equal valuation	$ 8,000
Equity losses from the investment							$ (429)	$ (210)	$ (109)
Minimum [Member]
Investment in Associates [Line Items]
Cash consideration	5,000
Maximum [Member]
Investment in Associates [Line Items]
Cash consideration	$ 7,000
MitoCare X Bio Ltd [Member]
Investment in Associates [Line Items]
Additional investment						$ 1,000
Ownership percentage						50.01%
MitoCare X Bio Ltd [Member] | Bottom of range [Member]
Investment in Associates [Line Items]
Ownership percentage				31.48%
MitoCare X Bio Ltd [Member] | Top of range [Member]
Investment in Associates [Line Items]
Ownership percentage				41.92%
MitoCareX [Member]
Investment in Associates [Line Items]
Initial investment amount					$ 700
Additional investment			$ 600	$ 400
Ownership percentage	27.00%
Outstanding shares									31.48%
Additional installment			$ 600
Installment paid		$ 600
Cash consideration	$ 700
Purchaser equal valuation	$ 5,000
Issued and outstanding share	52.73%
Equity losses from the investment								$ 210	$ 429
MitoCareX [Member] | Bottom of range [Member]
Investment in Associates [Line Items]
Ownership percentage			41.92%
MitoCareX [Member] | Top of range [Member]
Investment in Associates [Line Items]
Ownership percentage			52.73%